Amendments and new standards issued but not yet effective	6 Months Ended
Dec. 31, 2023
Amendments and new standards issued but not yet effective
Amendments and new standards issued but not yet effective

34 Amendments and new standards issued but not yet effective

A number of new standards are effective for the annual periods beginning after January 1, 2024 and early application is permitted; however, the Group has not early adopted the new or amended standards in preparing these consolidated financial statements.

The following amended standards and interpretations are not expected to have a significant impact on the Group’s consolidated financial statements.

Effective for
accounting periods
beginning on or after
- Classification of liabilities as current or non-current (Amendments to IAS 1)	January 1, 2024

- Non-current liabilities with covenants (Amendments to IAS 1)	January 1, 2024

- Lease liability in a sale and leaseback (Amendments to IAS 16)	January 1, 2024

- Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)	January 1, 2024

- Lack of Exchangeability (Amendments to IAS 21)	January 1, 2025

- Sale or contribution of assets between an investor and its associate or joint venture (Amendments to IFRS 10 and IAS 28)	Will be determined at a future date